financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Liquidity risk
Total	$ 42,120	$ 40,209
Debt or equity securities pursuant to a shelf prospectus expiring June, 2023
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	3,500	3,500
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,391	3,896
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	644	114
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	35,264	33,664
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,934	2,813
Composite long-term debt
Liquidity risk
Total	38,079
First year
Liquidity risk
Total	5,735	7,099
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,859	3,613
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	20	9
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,511	2,907
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	327	596
2 years hence
Liquidity risk
Total	4,738	4,014
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	253	254
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	624	105
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,270	3,126
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	608	537
3 years hence
Liquidity risk
Total	2,411	2,182
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	13	16
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,937	1,800
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	474	379
4 years hence
Liquidity risk
Total	2,705	2,436
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	80	12
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,288	2,154
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	346	273
5 years hence
Liquidity risk
Total	2,697	2,382
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	137	1
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,295	2,197
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	269	218
5 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	1
5 years hence to 10 years
Liquidity risk
Total	11,514	10,297
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	49
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	10,967	9,929
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	535	446
Thereafter
Liquidity risk
Total	12,320	11,799
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	11,996	11,551
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	375	364
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(9,473)	(8,994)
Amounts to be exchanged, Pay	9,354	8,737
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	38,079	36,220
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,101)	(1,679)
Amounts to be exchanged, Pay	2,117	1,674
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(227)	(201)
Amounts to be exchanged, Pay	207	193
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(219)	(599)
Amounts to be exchanged, Pay	206	586
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(215)	(165)
Amounts to be exchanged, Pay	206	162
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,658)	(1,644)
Amounts to be exchanged, Pay	1,653	1,610
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,197)	(1,785)
Amounts to be exchanged, Pay	2,160	1,707
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,856)	(2,921)
Amounts to be exchanged, Pay	2,805	2,805
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(645)	(669)
Amounts to be exchanged, Pay	650	648
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(361)	(669)
Amounts to be exchanged, Pay	363	$ 648
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(284)
Amounts to be exchanged, Pay	$ 287